FAIR VALUE MEASUREMENTS (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended	3 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2014 Private Placement Warrants 2011-2012 [Member]	Dec. 31, 2013 Private Placement Warrants 2011-2012 [Member]	Mar. 31, 2014 February 2014 Private Placement warrants [Member]	Dec. 31, 2011 Warrant [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2013 Warrant [Member] Fair Value, Inputs, Level 3 [Member]		Dec. 31, 2012 Warrant [Member] Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Balance at beginning of the period	$ 2,696	$ 2,817	$ 0	$ 0	$ 2,817,741		$ 664,363
Fair value of warrants to investors and service provider			3,230	680,230			547
Change in fair value of warrants during the period	(16)	294	(126)	(15,867)	293,542		1,606,378
Exercise of warrants	(9) [1]	(415) [1]			(415,232)	[2]
Balance at end of the year	$ 2,671	$ 2,696	$ 3,104	$ 664,363	$ 2,696,051		$ 2,817,741

[1]	During the year ended December 31, 2013, 141,305 and 88,485 investor and placement agent warrants, respectively, were exercised for a total amount of 194,146 shares of Common Stock of the Company. During the three month period ended March 31, 2014, the placement agent exercised 9,118 warrants for a total amount of 9,118 shares of Common Stock of the Company, respectively (See also Note 5c).
[2]	During the year ended December 31, 2013, 141,305 and 88,485 investors and placement agent warrants, respectively, were exercised for a total amount of 194,146 Common Stock of the Company (See also Note 9g).